SCHEDULE OF PROPERTY PLANT AND EQUIPMENT ESTIMATED USEFUL LIFE (Details)	Jun. 30, 2024	Dec. 31, 2023
Tractors and Trailers [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment estimated useful life	15 years	15 years
Containers [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment estimated useful life	25 years	25 years
Equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment estimated useful life	10 years	10 years
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment estimated useful life	5 years	5 years